NOTES PAYABLE (Narrative) (Details) - USD ($)			1 Months Ended			12 Months Ended
	Nov. 14, 2016	Dec. 18, 2014	Dec. 17, 2016	Nov. 30, 2016	Mar. 24, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 05, 2016	Mar. 18, 2016	Dec. 18, 2015	Jul. 07, 2014
Short-term Debt [Line Items]
Accrued interest payable						$ 10,264	$ 101,185
Maturity date						Jul. 08, 2017
Loss on extinguishment of debt						$ (691,904)	(768,602)
Loss on derivative liabilities						1,894,258	$ 23,593
Warrant [Member]
Short-term Debt [Line Items]
Loss on derivative liabilities						1,616,215
Conversion Feature [Member]
Short-term Debt [Line Items]
Loss on derivative liabilities						$ 13,947
SlainteVentures, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate								12.00%		18.00%
Default rate of interest under the note	70.00%		80.00%
Number of shares of common stock issued				104,939
Number of shares called by warrants									416,667
Warrant exercise price						$ 0.18
Maturity date	Dec. 30, 2017
Value of shares of common stock issued			$ 100,000	$ 100,000
Number of trading days			30 days
Loss on extinguishment of debt			$ 674,666
Assumption of liabilities for stock, shares				594,540
Exercise warrants issuance of Common stock				1,330,007
Notes Payable Other Payables [Member] | WeedMD RX Inc. (''WMD'') [Member]
Short-term Debt [Line Items]
Debt instrument, face amount					$ 175,000						$ 175,000
Debt instrument, interest rate											5.00%
Assumption of liabilities for stock, shares					1,100,000
Notes Payable Other Payables [Member] | Unrelated Third Party [Member]
Short-term Debt [Line Items]
Debt instrument, face amount		$ 600,000
Debt instrument, interest rate		12.00%
Debt issuance costs		$ 13,500